Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Trade receivable	$ 983,235	$ 816,226
Grants receivable		22,276	$ 110,000
Current Trade and Grants Receivable	$ 983,235	$ 838,502